Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Commercial property revenue	$ 4,849	$ 5,163	$ 5,397
Hospitality revenue	1,511	1,073	702
Investment and other revenue	1,005	864	494
Total revenue	7,365	7,100	6,593
Direct commercial property expense	1,852	1,931	1,975
Direct hospitality expense	1,141	910	908
Investment and other expense	328	294	69
Interest expense	2,683	2,593	2,592
General and administrative expense	930	924	816
Total expenses	6,934	6,652	6,360
Total fair value (losses) gains, net	20	2,521	(1,322)
Share of net earnings from equity accounted investments	826	1,020	(749)
Income (loss) before income taxes	1,277	3,989	(1,838)
Income tax expense	281	490	220
Net income (loss)	996	3,499	(2,058)
Net income (loss) attributable to:
Limited partners	(47)	530	(1,098)
General partner	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(85)	716	(1,119)
Limited partnership units of Brookfield Office Properties Exchange LP	0	2	(7)
FV LTIP units of the Operating Partnership	0	3	(4)
Class A shares of Brookfield Properties Retail Holding LLC	0	25	(130)
Interests of others in operating subsidiaries and properties	$ 1,128	$ 2,223	$ 300